PROJECT ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
PROJECT ASSETS
Schedule of project assets

	December 31,	December 31,
	2023	2024
Development costs, including acquisition and land	$651,920	$907,526
EPC and other construction costs	205,666	376,736
	$857,586	$1,284,262
Current portion	280,793	394,376
Non-current portion	$576,793	$889,886